Common Stock - Schedule Of Common Stock Shares Reserved For Future Issuance (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Schedule of common stock shares reserved for future issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	27,582,505	14,578,328
Common Stock Warrants [Member]
Schedule of common stock shares reserved for future issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	12,325,545	3,536,257
Stock options and restricted stock units [Member]
Schedule of common stock shares reserved for future issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	15,257,453	10,167,927
Common Stock [Member]
Schedule of common stock shares reserved for future issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	(493)	874,144